Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides the “Compensation Actually Paid,” as defined by the SEC rules (sometimes referred to below as “CAP”), to the CEO and the average compensation paid to the Company’s other named non-CEO executive officers (“Other NEOs”), along with the Company’s Total Shareholder Return (“TSR”), peer group TSR, Net Income and Return on Average Tangible Common Equity (“ROATCE”) for the years indicated.
Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote
(1) Mr. Oddleifson stepped down as our CEO, effective February 6, 2023, and served as Executive Advisor of the Company until July 8, 2023, at which time he retired from employment with the Company.
(2) Mr. Tengel was appointed CEO of the Company, effective February 6, 2023.
	(3) For 2024, Mr. Ruggiero, Mr. Nadeau, Ms. Natale, Mr. Powlus and Dawn Mugford, the Company’s former Chief Risk Officer, are included in the “Non-CEO NEOs” columns. For 2023, Mr. Ruggiero, Mr. Nadeau, Ms. Harris, Mr. Rizzo and Barry Jensen, the Company’s former Chief Technology and Operations Officer, are included in the “Non-CEO NEOs” columns. For 2022, Mr. Ruggiero, Robert Cozzone, the Company’s former Chief Operating Officer, Mr. Jensen and Mr. Nadeau are included in the “Non-CEO NEOs” columns. For 2021 and 2020, Mr. Ruggiero, Mr. Cozzone, Mr. Nadeau and Edward Seksay, the Company’s former General Counsel, are included in the “Non-CEO NEOs” columns.
Peer Group Issuers, Footnote
(4) The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index, Peer Group 1, (assuming reinvestment of all dividends) and the KBW NASDAQ Regional Banking Index, Peer Group 2, (assuming reinvestment of all dividends), which we also utilize in the Total Return Performance Graph in Item 5 of the Company’s Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index and the KBW NASDAQ Regional Banking Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
Details of the adjustments from the Summary Compensation to CAP are below, for the years indicated:

	2024
Adjustments	Current CEO Jeffrey Tengel	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(851,509)	(213,536)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	959,436	214,764
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(38,850)	(6,331)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	4,206
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(62,744)	(25,570)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	—	(45,264)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$6,333	$(71,731)

	2023
Adjustments	Former CEO Christopher Oddleifson	Current CEO Jeffrey Tengel	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year ("FY")	$(804,577)	$—	$(52,416)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	323,112	—	15,701
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,008,786)	(249,193)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	1,994,222	249,699
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(159,002)	—	(82,662)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	2,566
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(153,164)	—	(21,842)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(1,163,854)	—	(86,380)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Total Adjustments	$(1,957,485)	$(14,564)	$(224,527)

	2022
Adjustments	Former CEO Christopher Oddleifson	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	397,084	22,880
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(711,438)	(251,968)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	993,698	350,966
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	63,357	18,830
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	20,160	5,663
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(240,853)	(60,213)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$522,008	$86,158

	2021
Adjustments	Former CEO Christopher Oddleifson	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(155,087)	$(9,113)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	449,226	55,598
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(822,517)	(253,712)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	926,671	285,758
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	193,722	55,349
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	185,412	46,579
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(67,264)	(16,274)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$710,163	$164,185

Non-PEO NEO Average Total Compensation Amount	$ 1,134,063	$ 1,129,125	$ 1,246,097	$ 1,049,623	$ 1,046,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,062,332	904,598	1,332,255	1,213,808	810,875
Adjustment to Non-PEO NEO Compensation Footnote
Details of the adjustments from the Summary Compensation to CAP are below, for the years indicated:

	2024
Adjustments	Current CEO Jeffrey Tengel	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(851,509)	(213,536)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	959,436	214,764
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(38,850)	(6,331)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	4,206
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(62,744)	(25,570)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	—	(45,264)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$6,333	$(71,731)

	2023
Adjustments	Former CEO Christopher Oddleifson	Current CEO Jeffrey Tengel	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year ("FY")	$(804,577)	$—	$(52,416)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	323,112	—	15,701
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,008,786)	(249,193)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	1,994,222	249,699
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(159,002)	—	(82,662)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	2,566
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(153,164)	—	(21,842)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(1,163,854)	—	(86,380)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Total Adjustments	$(1,957,485)	$(14,564)	$(224,527)

	2022
Adjustments	Former CEO Christopher Oddleifson	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	397,084	22,880
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(711,438)	(251,968)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	993,698	350,966
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	63,357	18,830
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	20,160	5,663
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(240,853)	(60,213)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$522,008	$86,158

	2021
Adjustments	Former CEO Christopher Oddleifson	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(155,087)	$(9,113)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	449,226	55,598
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(822,517)	(253,712)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	926,671	285,758
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	193,722	55,349
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	185,412	46,579
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(67,264)	(16,274)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$710,163	$164,185

Compensation Actually Paid vs. Total Shareholder Return
The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company’s cumulative TSR and the relationship between the Company’s cumulative TSR and peer group cumulative TSR for each year presented:

Compensation Actually Paid vs. Net Income	The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company’s net income for each year presented:
Compensation Actually Paid vs. Company Selected Measure	The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company’s ROATCE for each year presented:
Total Shareholder Return Vs Peer Group
The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company’s cumulative TSR and the relationship between the Company’s cumulative TSR and peer group cumulative TSR for each year presented:

Tabular List, Table

Tabular List of Most Important Financial Performance Measures
Return on average tangible common equity (Non-GAAP) (calculated by dividing net income by average tangible common equity)
Net operating earnings per share (Non-GAAP) (1) (net operating earnings calculated as net income less noncore items, such as merger and acquisition expenses)
Return on average assets (GAAP) (calculated by dividing net income by average assets)
Return on average common equity (GAAP) (calculated by dividing net income by average common equity)

Total Shareholder Return Amount	$ 90.53	89.11	109.82	103.36	90.38
Net Income (Loss)	$ 192,081,000	$ 239,502,000	$ 263,813,000	$ 120,992,000	$ 121,167,000
Company Selected Measure Amount	0.0989	0.1278	0.1387	0.0920	0.1038
Additional 402(v) Disclosure	(1) Please refer to the Company’s Annual Report on Form 10-K for a reconciliation of Net Operating Earnings to Net Income.
indb_KBW NASDAQ Bank Index PeerGroupTotalShareholderRtnAmt	$ 132.60	$ 96.65	$ 97.52	$ 124.06	$ 89.69
indb_KBW NASDAQ Regional Banking Index PeerGroupTotalShareholderRtnAmt	$ 130.90	115.64	116.10	124.74	91.29
Measure:: 1
Pay vs Performance Disclosure
Name	Return on average tangible common equity (Non-GAAP) (calculated by dividing net income by average tangible common equity)
Measure:: 2
Pay vs Performance Disclosure
Name	Net operating earnings per share (Non-GAAP) (1) (net operating earnings calculated as net income less noncore items, such as merger and acquisition expenses)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average assets (GAAP) (calculated by dividing net income by average assets)
Measure:: 4
Pay vs Performance Disclosure
Name	Return on average common equity (GAAP) (calculated by dividing net income by average common equity)
INDB JeffreyTengelMember [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,924,622	5,213,225
PEO Actually Paid Compensation Amount	2,930,955	5,198,661
INDB ChristopherOddleifsonMember [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,735,396	2,939,498	2,783,438	3,319,086
PEO Actually Paid Compensation Amount		777,911	3,461,506	3,493,601	2,172,806
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,731)	(224,527)	86,158	164,185	(235,657)
Non-PEO NEO | Adjustment, Change in Actuarial Present Values of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(52,416)	0	(9,113)	(223,256)
Non-PEO NEO | Adjustment, Increase for Service Cost and Prior Service cost for Pensions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,701	22,880	55,598	56,199
Non-PEO NEO | Adjustment, Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,536)	(249,193)	(251,968)	(253,712)	(202,277)
Non-PEO NEO | Adjustment, Increase for Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,764	249,699	350,966	285,758	227,830
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,331)	(82,662)	18,830	55,349	(64,384)
Non-PEO NEO | Adjustment, Increase for Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,206	2,566	0	0	0
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,570)	(21,842)	5,663	46,579	(29,769)
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,264)	(86,380)	(60,213)	(16,274)	0
Non-PEO NEO | Adjustment, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Change in Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
INDB JeffreyTengelMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,333	(14,564)
INDB JeffreyTengelMember [Member] | Adjustment, Change in Actuarial Present Values of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
INDB JeffreyTengelMember [Member] | Adjustment, Increase for Service Cost and Prior Service cost for Pensions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
INDB JeffreyTengelMember [Member] | Adjustment, Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(851,509)	(2,008,786)
INDB JeffreyTengelMember [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	959,436	1,994,222
INDB JeffreyTengelMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,850)	0
INDB JeffreyTengelMember [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
INDB JeffreyTengelMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,744)	0
INDB JeffreyTengelMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
INDB JeffreyTengelMember [Member] | Adjustment, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
INDB JeffreyTengelMember [Member] | Adjustment, Change in Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
INDB ChristopherOddleifsonMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,957,485)	522,008	710,163	(1,146,280)
INDB ChristopherOddleifsonMember [Member] | Adjustment, Change in Actuarial Present Values of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(804,577)	0	(155,087)	(1,291,254)
INDB ChristopherOddleifsonMember [Member] | Adjustment, Increase for Service Cost and Prior Service cost for Pensions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		323,112	397,084	449,226	427,975
INDB ChristopherOddleifsonMember [Member] | Adjustment, Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(711,438)	(822,517)	(664,774)
INDB ChristopherOddleifsonMember [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	993,698	926,671	748,584
INDB ChristopherOddleifsonMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(159,002)	63,357	193,722	(245,840)
INDB ChristopherOddleifsonMember [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
INDB ChristopherOddleifsonMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(153,164)	20,160	185,412	(120,971)
INDB ChristopherOddleifsonMember [Member] | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,163,854)	(240,853)	(67,264)	0
INDB ChristopherOddleifsonMember [Member] | Adjustment, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
INDB ChristopherOddleifsonMember [Member] | Adjustment, Change in Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0